Advanced Series Trust
Gateway Center Three

100 Mulberry Street

Newark, New Jersey 07102

October 7, 2008

VIA EDGAR SUBMISSION

Securities and Exchange Commission

100 F Street, NE

Washington, DC  20549

Re:          Registration Statement on Form N-1A of Advanced Series Trust

(Securities Act File No. 33-24962 and Investment Company Act File No. 811-5186)
Post-Effective Amendment No. 72 to the Registration Statement under the Securities Act of 1933 and Amendment No. 74 to the Registration Statement under the Investment Company Act of 1940

Ladies and Gentlemen:

On behalf of Advanced Series Trust (the Registrant or the Trust), pursuant to the Securities Act of 1933 (the 1933 Act) and the Investment Company Act of 1940 (the 1940 Act), transmitted herewith for filing with the Securities and Exchange Commission is Post-Effective Amendment No. 72 to the Registration Statement under the 1933 Act and Amendment No. 74 to the Registration Statement under the 1940 Act (the Amendment).  The Amendment is being filed pursuant to Rule 485(a)(2) under the 1933 Act.  The Amendment is being filed for the sole purpose of adding the AST Bond Portfolio 2016 and the AST Bond Portfolio 2020 (together, the Target Maturity Portfolios) as new series of the Registrant.  The Registrant has designated the effective date as the 75th day after the filing of the Amendment (i.e., December 21, 2008).

The investment objective of each Target Maturity Portfolio will be to seek the highest total return for a specific period of time, consistent with the preservation of capital and liquidity needs. Under normal market conditions, each Target Maturity Portfolio will invest at least 80% of its investable assets in bonds. For purposes of this 80% policy, bonds include: (i) all debt securities and all fixed-income securities, excluding preferred stock, issued by both government and non-government issuers, and (ii) all derivatives and synthetic instruments that have economic characteristics that are similar to such debt securities and such fixed-income securities. The above-described 80% policy is a non-fundamental investment policy of each Target Maturity Portfolio and may be changed by the Board of Trustees of the Trust without shareholder approval. Each Target Maturity Portfolio, however, will provide 60 days’ prior written notice to shareholders of any change in its 80% policy as described above.

Each Target Maturity Portfolio will be managed to mature in the year identified in its name in order to match the related liability under certain living benefit programs. As a result, each Target Maturity Portfolio’s duration and weighted average maturity will be different. For example, the AST Bond Portfolio 2020 will have a longer duration and a longer weighted average maturity than the AST Bond Portfolio 2016. In addition, each Target Maturity Portfolio’s duration and weighted average maturity will decline over time as the relevant maturity date approaches. To that end, the subadviser for the Target Maturity Portfolios expects to maintain the duration of each Target Maturity Portfolio within +/– 0.50 years of the secondary benchmark index for that Target Maturity Portfolio. On or about a Target Maturity Portfolio’s maturity date, all of the securities held by that Target Maturity Portfolio will be sold and all of the outstanding shares of beneficial interest of that Target Maturity Portfolio will be redeemed. Proceeds from that redemption will be reallocated in accordance with the procedures applicable to the contact owner’s variable contract.  The subadviser for the Target Maturity Portfolios currently intends to maintain an overall weighted average credit quality rating of A- or better for each Target Maturity Portfolio.

The Amendment is not intended to amend the Registrant’s current prospectuses, dated May 1, 2008 or July 21, 2008, or the Registrant’s current statements of additional information, dated May 1, 2008 or July 21, 2008.  The Registrant notes that the disclosure contained in the Amendment relating to the Target Maturity Portfolios is substantially similar to disclosure contained in the Registrant’s current prospectus, dated May 1, 2008, relating to the AST Bond Portfolio 2015, the AST Bond Portfolio 2018, and the AST Bond Portfolio 2019.

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The Registrant acknowledges that (i) the Registrant is responsible for the adequacy and accuracy of the disclosure in the Amendment; (ii) Commission staff comments or changes to disclosure in the Amendment in response to Commission staff comments do not foreclose the Commission from taking any action with respect to the Amendment; and (iii) the Registrant may not assert Commission staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

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Should you have any questions or comments with respect to the foregoing, or if I can be of any further assistance in facilitating the Commission Staff’s review, please contact me at 973-367-3161.  Thank you for your assistance in this matter.

Respectfully submitted,

/s/ John P. Schwartz

John P. Schwartz
Assistant Secretary